Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment
Property and Equipment

6. Property and Equipment

Property and equipment as of December 31, 2025 and 2024 consisted of the following (in thousands):

	Useful Lives (Years)	December 31,
		2025	2024
Construction in progress	—	$4,950	$13,970
Tools, machinery and equipment	3 - 10	7,869	5,899
Plant	10	21,291	2,269
Computer equipment	3 - 4	332	145
Vehicles	5	828	292
Software	5	613	2
Office furniture	7 - 10	248	147
Leasehold improvements	Lesser of estimated useful life or the remaining lease term	114	116
Property and equipment, at cost		36,245	22,840
Less accumulated depreciation		(2,954)	(486)
Property and equipment, net		$33,291	$22,354

The Company has three plants in Pretoria, South Africa: a C-14 plant, a multi-isotope plant and a laser isotope separation plant using QE technology. The multi-isotope plant and the laser isotope separation plant were completed in March 2025 and depreciation began in April 2025. The C-14 plant was completed in June 2024 and depreciation began in July 2024. As of December 31, 2024, costs incurred for the multi-isotope plant and the laser isotope separation plant were considered construction in progress because the work was not complete. Depreciation expense was $1.7 million and $0.5 million for the years ended December 31, 2025 and 2024, respectively. Depreciation expense included as part of inventory costs was $0.6 million for the year ended December 31, 2025. Depreciation expense included as part of discontinued operations was $45,000 for the year ended December 31, 2025.